Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013
Reconciliation of beginning and ending accrued self-insured claims
Balance at the beginning of the period	$ 103	$ 108		$ 103
Provision for self-insured claims	47	35
Cash payments	(49)	(40)
Balance at the end of the period	101	103
Accrued Self-Insured Claims, Net [Member]
Reconciliation of beginning and ending accrued self-insured claims
Balance at the beginning of the period	103		101	103
Provision for self-insured claims			29	36
Cash payments			(26)	(31)
Balance at the end of the period			$ 104	$ 108